RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2019
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
16. RELATED PARTY TRANSACTIONS

With respect to aircraft financed by the Securitization Notes, BBAM was entitled to receive (i) a rent fee equal to 3.5% of the aggregate amount of rents actually collected, plus $1,000 per aircraft per month and (ii) a sales fee of 1.5% of the aggregate gross proceeds in respect of any aircraft sold. BBAM was also entitled to an administrative agency fee from B&B Air Funding of $20,000 per month, subject to an annual CPI adjustment. In connection with the redemption of the Securitization Notes in March 2019, these contracts were terminated.

BBAM is entitled to receive a servicing fee equal to 3.5% of the aggregate amount of rents actually collected, plus an administrative fee of $1,000 per aircraft per month. Under the Term Loan, the Fly Acquisition III Facility, the Magellan Acquisition Limited Facility and the Fly Aladdin Acquisition Facility, BBAM is also entitled to an administrative fee of $10,000 per month. Under the Fly Aladdin Engine Funding Facility, BBAM is entitled to receive a servicing fee equal to 3.5% of monthly rents actually collected and an administrative fee equal to $1,000 per month.

For the three and nine months ended September 30, 2019, BBAM received servicing and administrative fees totaling $3.8 million and $11.8 million, respectively. For the three and nine months ended September 30, 2018, BBAM received servicing and administrative fees totaling $4.0 million and $11.3 million, respectively.

BBAM also is entitled to receive an acquisition fee of 1.5% of the gross acquisition cost for any aviation asset purchased by the Company, and a disposition fee of 1.5% of the gross proceeds for any aviation asset sold by the Company. During the three and nine months ended September 30, 2019, the Company incurred $0.8 million and $1.7 million of acquisition fees, payable to BBAM. During the three and nine months ended September 30, 2018, the Company incurred $12.3 million and $13.3 million of acquisition fees, respectively, payable to BBAM. During the three and nine months ended September 30, 2019, the Company incurred disposition fees of $4.3 million and $11.4 million, respectively, payable to BBAM. During the three and nine months ended September 30, 2018, the Company incurred disposition fees of $0.3 million and $2.0 million, respectively, payable to BBAM.

In addition, Fly pays an annual management fee to the Manager as compensation for providing the services of the chief executive officer, the chief financial officer and other personnel, and for certain corporate overhead costs related to the Company. The management fee is adjusted each calendar year by (i) 0.3% of the change in the book value of the Company’s aircraft portfolio during the preceding year, up to a $2.0 billion increase over $2.7 billion and (ii) 0.25% of the change in the book value of the Company’s aircraft portfolio in excess of $2.0 billion, with a minimum management fee of $5.0 million. The management fee is also subject to an annual CPI adjustment applicable to the prior calendar year. For the three and nine months ended September 30, 2019, the Company incurred management fees of $2.4 million and $7.2 million, respectively. For the three and nine months ended September 30, 2018, the Company incurred management fees of $1.8 million and $5.5 million, respectively.